Schedule of long term borrowings (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Broker-Dealer [Abstract]
Within one year	$ 3,677,066
2025		$ 3,684,171
2026
Total	$ 3,677,066	3,684,171
2027